Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Premiums earned	$ 9,499	$ 3,156	$ 16,592
Fee income from policyholders	341,729	346,180	346,027
Net investment income	380,812	401,113	397,083
Realized investment (losses) gains, net	(53,295)	38,123	73,720
Total revenues	678,745	788,572	833,422
Expenses
Policyholders' benefits	412,501	439,910	449,118
Return credited to policyholders' account balances	264,043	277,077	269,488
Operating and acquisition expenses	76,783	77,654	68,716
Total expenses	753,327	794,641	787,322
Income (loss) before federal income tax	(74,582)	(6,069)	46,100
Federal income tax expense (benefit)
Current	(24,739)	6,853	17,121
Deferred	(2,105)	(22,666)	(2,474)
Total income tax expense (benefit)	(26,844)	(15,813)	14,647
NET INCOME (LOSS)	(47,738)	9,744	31,453
Net unrealized investment gains (losses):
Unrealized investment gains (losses) for the period	(263,944)	153,920	100,439
Reclassification adjustment for (gains) losses included in net income	5,268	(6,001)	(81,920)
Noncredit component of other-than-temporary losses	0	0	0
Net unrealized investment gains (losses)	(269,212)	159,921	182,359
Less: Income tax (benefit) related to:
Unrealized investment gains (losses) for the period	13,109	48,837	35,156
Reclassification adjustment for (gains) losses included in net income	(3,989)	2,100	28,672
Noncredit component of other-than-temporary losses	0	0	0
Net unrealized investment gains (losses)	9,120	50,937	63,828
Other comprehensive (loss) income	(278,332)	108,984	118,531
Comprehensive income (loss)	$ (326,070)	$ 118,728	$ 149,984